Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	4,121,346	4,044,252	1,200,769
Common stock, shares outstanding	4,121,346	4,044,252	1,200,769
Subscriptions payable, shares	22,500	0